UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2017

QS

INTERNATIONAL

EQUITY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks maximum long-term total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS International Equity Fund for the six-month reporting period ended March 31, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2017

II	QS International Equity Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended March 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. Fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2017 GDP growth — released after the reporting period ended — was 0.7%. The deceleration in growth reflected downturns in personal consumption expenditures, private inventory investment and state and local government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on March 31, 2017, the unemployment rate was 4.5%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2007. The percentage of longer-term unemployed also declined over the period. In March 2017, 23.3% of Americans looking for a job had been out of work for more than six months, versus 25.2% when the period began.

Turning to the global economy, in its April 2017 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”)ii said, “Global economic activity is picking up with a long-awaited cyclical recovery in investment, manufacturing, and trade….Stronger activity and expectations of more robust global demand, coupled with agreed restrictions on oil supply, have helped commodity prices recover from their troughs in early 2016.…If confidence and market sentiment remain strong, short-term growth could indeed surprise on the upside. But these positive developments should not distract from binding structural impediments to a stronger recovery and a balance of risks that remains tilted to the downside, especially over the medium term.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.7%, the same as in 2016. Japan’s economy is expected to expand 1.2% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.5% in 2017, versus 4.1% in 2016.

QS International Equity Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiv at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017. At that time the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. In December 2015, before the reporting period began, the ECB extended its €60 billion-per-month bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Looking at other developed countries, in the aftermath of the June 2016 U.K. referendum to leave the European Union (“Brexit”), the Bank of Englandvi lowered rates in October 2016 from 0.50% to 0.25% — an all-time low. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it lowered the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. After a poor start, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. Stocks moved lower in October 2016 amid mixed corporate profit results and uncertainties surrounding the November 2016 U.S. elections. The market then rallied over the last five months of the period and reached several new all-time highs. This turnaround was prompted by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under Donald Trump’s administration. All told, for the six months ended March 31, 2017, the S&P 500 Indexix gained 10.12%.

Looking at the U.S. stock market more closely, small-cap stocks, as measured by

IV	QS International Equity Fund

the Russell 2000 Indexx, generated the strongest returns, as they gained 11.52% over the reporting period. In contrast, mid-cap stocks generated the weakest results with the Russell Midcap Indexxi returning 8.52%, whereas large-cap stocks, as measured by the Russell 1000 Indexxii, rose 10.09%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthxiii and Russell 3000 Valuexiv Indices, returned 9.94% and 10.45%, respectively, during the six months ended March 31, 2017.

Q. How did the international stock market perform during the reporting period?

A. As was the case in the U.S., international equities also started the reporting period on a weak note, but then rallied. Developed market equities, as measured by the MSCI EAFE Indexxv, declined during the first two months of the period as investor sentiment was negatively impacted by uncertainties surrounding the elections in the U.S. and overall modest growth. The MSCI EAFE Index then moved higher over the last four months of the period returning 6.48% for the six months ended March 31, 2017. This reversal was driven by improving investor demand, continued monetary policy accommodation and less concerns over U.S. protectionism trade policies. Emerging market equities also started the reporting period on a weak note and then rallied sharply. All told, the MSCI Emerging Markets Indexxvi generated a 6.80% return over the reporting period.

Performance review

For the six months ended March 31, 2017, Class C shares of QS International Equity Fund, excluding sales charges, returned 6.89%. The Fund’s unmanaged benchmark, the MSCI EAFE Index, returned 6.48% for the same period. The Lipper International Multi-Cap Core Funds Category Average1 returned 6.09% over the same time frame.

Performance Snapshot as of March 31, 2017 (unaudited)
(excluding sales charges)	6 months
QS International Equity Fund:
Class A	7.29%
Class A2	7.43%
Class C	6.89%
Class FI	7.30%
Class R	7.18%
Class I	7.45%
Class IS	7.50%
MSCI EAFE Index	6.48%
Lipper International Multi-Cap Core Funds Category Average[1]	6.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 451 funds in the Fund’s Lipper category, and excluding sales charges, if any.

QS International Equity Fund	V

Investment commentary (cont’d)

taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2017, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 1.29%, 1.14%, 2.11%, 1.30%, 1.69%, 0.98% and 0.88%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 1.50%for Class A2 shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.55% for Class R shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2017

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than securities markets of the U.S. and more developed countries. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

VI	QS International Equity Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[x]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

xii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

xiii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xiv

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xvi	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

QS International Equity Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2017 and September 30, 2016. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS International Equity Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2016 and held for the six months ended March 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	7.29%	$1,000.00	$1,072.90	1.23%	$6.36	Class A	5.00%	$1,000.00	$1,018.80	1.23%	$6.19
Class A2	7.43	1,000.00	1,074.30	1.13	5.84	Class A2	5.00	1,000.00	1,019.30	1.13	5.69
Class C	6.89	1,000.00	1,068.90	2.05	10.57	Class C	5.00	1,000.00	1,014.71	2.05	10.30
Class FI	7.30	1,000.00	1,073.00	1.28	6.62	Class FI	5.00	1,000.00	1,018.55	1.28	6.44
Class R	7.18	1,000.00	1,071.80	1.55	8.01	Class R	5.00	1,000.00	1,017.20	1.55	7.80
Class I	7.45	1,000.00	1,074.50	0.95	4.91	Class I	5.00	1,000.00	1,020.19	0.95	4.78
Class IS	7.50	1,000.00	1,075.00	0.85	4.40	Class IS	5.00	1,000.00	1,020.69	0.85	4.28

2	QS International Equity Fund 2017 Semi-Annual Report

[1]	For the six months ended March 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

QS International Equity Fund 2017 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2017

QS International Equity Fund

Security	Shares	Value
Common Stocks — 97.7%
Consumer Discretionary — 12.4%
Auto Components — 1.7%
Compagnie Generale des Etablissements Michelin	14,186	$1,724,741 (a)
Linamar Corp.	20,900	950,664
Stanley Electric Co., Ltd.	52,300	1,495,188 (a)
Valeo SA	28,809	1,921,300 (a)
Total Auto Components		6,091,893
Automobiles — 4.6%
Fiat Chrysler Automobiles NV	144,456	1,570,960 *(a)
Fuji Heavy Industries Ltd.	59,900	2,205,532 (a)
Honda Motor Co., Ltd.	77,900	2,353,841 (a)
Mazda Motor Corp.	69,349	1,002,180 (a)
Nissan Motor Co., Ltd.	149,600	1,446,207 (a)
Peugeot SA	78,900	1,590,895 *(a)
Renault SA	17,924	1,557,216 (a)
Suzuki Motor Corp.	38,400	1,598,812 (a)
Toyota Motor Corp.	53,775	2,926,421 (a)
Total Automobiles		16,252,064
Hotels, Restaurants & Leisure — 1.0%
Aristocrat Leisure Ltd.	109,674	1,504,863 (a)
Kindred Group PLC	82,078	849,757 (a)
Restaurant Brands International Inc.	21,400	1,192,098
Total Hotels, Restaurants & Leisure		3,546,718
Household Durables — 2.6%
Electrolux AB, Class B Shares	45,100	1,254,120 (a)
Haseko Corp.	101,900	1,106,774 (a)
Iida Group Holdings Co., Ltd.	97,900	1,504,895 (a)
Persimmon PLC	51,248	1,345,786 (a)
Sony Corp.	66,200	2,245,774 (a)
Taylor Wimpey PLC	634,710	1,536,982 (a)
Total Household Durables		8,994,331
Internet & Direct Marketing Retail — 0.4%
Start Today Co., Ltd.	63,000	1,393,161	(a)
Leisure Products — 0.8%
Bandai Namco Holdings Inc.	65,700	1,968,373 (a)
Sega Sammy Holdings Inc.	76,400	1,025,692 (a)
Total Leisure Products		2,994,065

See Notes to Financial Statements.

4	QS International Equity Fund 2017 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Media — 0.7%
Mediaset Espana Comunicacion SA	108,204	$ 1,393,466 (a)
Mediaset SpA	225,892	935,542 (a)
Total Media		2,329,008
Multiline Retail — 0.4%
Dollarama Inc.	17,800	1,475,157
Textiles, Apparel & Luxury Goods — 0.2%
Asics Corp.	47,100	757,935	(a)
Total Consumer Discretionary		43,834,332
Consumer Staples — 10.9%
Beverages — 2.7%
Anheuser-Busch InBev SA/NV	10,122	1,111,999 (a)
Asahi Group Holdings Ltd.	36,000	1,362,603 (a)
Coca-Cola HBC AG, Class DI Shares	38,009	981,501 *(a)
Diageo PLC	98,299	2,815,778 (a)
Kirin Holdings Co., Ltd.	79,600	1,503,941 (a)
Pernod Ricard SA	15,041	1,780,212 (a)
Total Beverages		9,556,034
Food & Staples Retailing — 2.1%
Booker Group PLC	343,753	840,912 (a)
E-MART Inc.	5,419	995,642 (a)
George Weston Ltd.	10,700	933,580
Matsumotokiyoshi Holdings Co., Ltd.	20,200	959,202 (a)
Metro Inc.	35,328	1,085,197
Tesco PLC	455,756	1,060,064 *(a)
William Morrison Supermarkets PLC	510,121	1,533,975 (a)
Total Food & Staples Retailing		7,408,572
Food Products — 2.7%
MEIJI Holdings Co., Ltd.	14,200	1,183,612 (a)
Nestle SA, Registered Shares	78,500	6,021,975 (a)
NH Foods Ltd.	50,000	1,343,015 (a)
Nichirei Corp.	43,100	1,066,998 (a)
Total Food Products		9,615,600
Household Products — 0.6%
Reckitt Benckiser Group PLC	21,562	1,965,147	(a)
Personal Products — 0.7%
Unilever NV, CVA	52,697	2,617,972	(a)

See Notes to Financial Statements.

QS International Equity Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS International Equity Fund

Security	Shares	Value
Tobacco — 2.1%
British American Tobacco PLC	69,767	$ 4,624,848 (a)
Imperial Brands PLC	57,723	2,799,666 (a)
Total Tobacco		7,424,514
Total Consumer Staples		38,587,839
Energy — 5.5%
Energy Equipment & Services — 0.8%
Petrofac Ltd.	73,538	847,660 (a)
Subsea 7 SA	126,790	1,965,917 *(a)
Total Energy Equipment & Services		2,813,577
Oil, Gas & Consumable Fuels — 4.7%
BP PLC	364,417	2,092,677 (a)
Indian Oil Corp., Ltd.	326,602	1,946,393 (a)
JX Holdings Inc.	386,800	1,906,960 (a)
OMV AG	27,123	1,067,311 (a)
Repsol SA	100,436	1,550,914 (a)
Royal Dutch Shell PLC, Class A Shares	163,172	4,298,014 (a)
Royal Dutch Shell PLC, Class B Shares	49,931	1,371,840 (a)
SK Innovation Co., Ltd.	6,723	1,002,057 (a)
Total SA	28,659	1,447,822	(a)
Total Oil, Gas & Consumable Fuels		16,683,988
Total Energy		19,497,565
Financials — 21.0%
Banks — 11.1%
Banco Bilbao Vizcaya Argentaria SA	311,567	2,416,361 (a)
Banco Santander SA	181,194	1,110,475 (a)
Bank Hapoalim B.M.	278,000	1,693,536 (a)
Bank Leumi Le-Israel	358,274	1,581,551 *(a)
BNP Paribas SA	48,388	3,223,052 (a)
CaixaBank SA	357,542	1,536,735 (a)
Canadian Imperial Bank of Commerce	11,700	1,008,865
Commonwealth Bank of Australia	24,762	1,624,247 (a)
Danske Bank A/S	46,189	1,575,320 (a)
DNB ASA	53,097	841,779 (a)
Hachijuni Bank Ltd.	152,000	861,438 (a)
Hokuhoku Financial Group Inc.	52,100	820,163 (a)
HSBC Holdings PLC	428,778	3,503,405 (a)
ING Groep NV	122,438	1,849,837 (a)
KBC Group NV	26,870	1,782,831 (a)

See Notes to Financial Statements.

6	QS International Equity Fund 2017 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Banks — continued
Lloyds Banking Group PLC	2,829,277	$2,353,990	(a)
Mebuki Financial Group Inc.	212,300	851,030	(a)
Mitsubishi UFJ Financial Group Inc.	277,314	1,750,523	(a)
Resona Holdings Inc.	283,700	1,528,480	(a)
Skandinaviska Enskilda Banken AB, Class A Shares	127,407	1,417,681	(a)
Societe Generale SA	58,583	2,979,320	(a)
Westpac Banking Corp.	45,104	1,203,555	(a)
Woori Bank	125,346	1,458,664	(a)
Total Banks		38,972,838
Capital Markets — 1.2%
3i Group PLC	196,200	1,842,487	(a)
Daiwa Securities Group Inc.	163,000	995,862	(a)
Macquarie Group Ltd.	20,463	1,408,579	(a)
Total Capital Markets		4,246,928
Diversified Financial Services — 0.7%
EXOR NV	24,236	1,253,467	(a)
ORIX Corp.	90,700	1,346,427	(a)
Total Diversified Financial Services		2,599,894
Equity Real Estate Investment Trusts (REITs) — 0.6%
GPT Group	288,001	1,134,219	(a)
Vicinity Centres	477,526	1,032,212	(a)
Total Equity Real Estate Investment Trusts (REITs)		2,166,431
Insurance — 7.4%
Allianz SE, Registered Shares	13,307	2,464,964	(a)
Aviva PLC	220,950	1,472,827	(a)
AXA SA	54,241	1,403,642	(a)
Beazley PLC	183,585	985,223	(a)
Direct Line Insurance Group PLC	296,537	1,290,803	(a)
Industrial Alliance Insurance and Financial Services Inc.	31,900	1,382,409
MS&AD Insurance Group Holdings Inc.	50,800	1,621,295	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	9,054	1,771,712	(a)
NN Group NV	41,367	1,345,448	(a)
Phoenix Group Holdings	128,419	1,202,821	(a)
Poste Italiane SpA	120,585	804,000	(a)
SCOR SE	30,401	1,150,569	(a)
Sompo Holdings Inc.	55,500	2,040,767	(a)
Sony Financial Holdings Inc.	58,100	937,563	(a)
Standard Life PLC	276,277	1,229,012	(a)

See Notes to Financial Statements.

QS International Equity Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS International Equity Fund

Security	Shares	Value
Insurance — continued
Swiss Re AG	22,163	$1,990,389	(a)
Tokio Marine Holdings Inc.	30,600	1,295,571	(a)
Zurich Insurance Group AG	6,118	1,633,368	(a)
Total Insurance		26,022,383
Total Financials		74,008,474
Health Care — 11.0%
Biotechnology — 0.9%
Actelion Ltd., Registered Shares	11,517	3,244,744	*
Health Care Equipment & Supplies — 1.3%
Cochlear Ltd.	9,343	964,783	(a)
Hoya Corp.	43,200	2,084,001	(a)
Straumann Holding AG, Registered Shares	3,354	1,556,728	(a)
Total Health Care Equipment & Supplies		4,605,512
Health Care Providers & Services — 0.6%
Miraca Holdings Inc.	24,000	1,106,131	(a)
Suzuken Co., Ltd.	31,000	1,019,315	(a)
Total Health Care Providers & Services		2,125,446
Life Sciences Tools & Services — 1.1%
ICON PLC	18,324	1,460,789	*
Lonza Group AG, Registered Shares	13,643	2,576,204	*(a)
Total Life Sciences Tools & Services		4,036,993
Pharmaceuticals — 7.1%
Astellas Pharma Inc.	60,800	802,315	(a)
AstraZeneca PLC	11,900	731,361	(a)
Bayer AG, Registered Shares	29,343	3,382,355	(a)
GlaxoSmithKline PLC	131,347	2,732,254	(a)
Mitsubishi Tanabe Pharma Corp.	50,300	1,048,833	(a)
Novartis AG, Registered Shares	37,850	2,810,060	(a)
Novo Nordisk A/S, Class B Shares	38,687	1,330,034	(a)
Orion OYJ, Class B Shares	23,517	1,226,074	(a)
Recordati SpA	29,683	1,006,023	(a)
Roche Holding AG	15,455	3,942,653	(a)
Sanofi	33,295	3,012,416	(a)
Shionogi & Co., Ltd.	28,700	1,484,879	(a)
UCB SA	17,603	1,365,472	(a)
Total Pharmaceuticals		24,874,729
Total Health Care		38,887,424

See Notes to Financial Statements.

8	QS International Equity Fund 2017 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Industrials — 14.3%
Aerospace & Defense — 0.8%
Safran SA	19,247	$1,437,968	(a)
Thales SA	15,374	1,486,962	(a)
Total Aerospace & Defense		2,924,930
Building Products — 0.9%
Asahi Glass Co., Ltd.	162,000	1,315,884	(a)
Compagnie de Saint-Gobain	35,320	1,816,165	(a)
Total Building Products		3,132,049
Commercial Services & Supplies — 0.6%
Intrum Justitia AB	23,484	877,432	(a)
Toppan Printing Co., Ltd.	124,000	1,266,743	(a)
Total Commercial Services & Supplies		2,144,175
Construction & Engineering — 3.0%
ACS Actividades de Construccion y Servicios SA	39,699	1,350,876	(a)
Bouygues SA	34,103	1,389,837	(a)
Eiffage SA	14,357	1,124,004	(a)
Hochtief AG	6,297	1,041,174	(a)
Obayashi Corp.	215,000	2,017,081	(a)
Shimizu Corp.	111,000	998,716	(a)
Skanska AB, Class B Shares	52,965	1,248,169	(a)
Taisei Corp.	171,000	1,247,529	(a)
Total Construction & Engineering		10,417,386
Electrical Equipment — 0.8%
Gamesa Corp. Tecnologica SA	39,449	933,468	(a)
Vestas Wind Systems A/S	25,200	2,051,013	(a)
Total Electrical Equipment		2,984,481
Industrial Conglomerates — 1.9%
Koninklijke Philips NV	58,019	1,865,005	(a)
Siemens AG, Registered Shares	34,029	4,661,469	(a)
Total Industrial Conglomerates		6,526,474
Machinery — 1.8%
Amada Holdings Co., Ltd.	117,000	1,339,502	(a)
Atlas Copco AB, Class A Shares	36,579	1,291,237	(a)
Georg Fischer AG, Registered Shares	1,425	1,296,289	(a)
Komatsu Ltd.	47,800	1,250,471	(a)
NSK Ltd.	71,466	1,026,930	(a)
Total Machinery		6,204,429

See Notes to Financial Statements.

QS International Equity Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS International Equity Fund

Security	Shares	Value
Professional Services — 1.2%
Adecco Group AG, Registered Shares	17,128	$1,216,736	(a)
Experian PLC	79,685	1,626,583	(a)
Wolters Kluwer NV	33,301	1,383,865	(a)
Total Professional Services		4,227,184
Road & Rail — 0.7%
Central Japan Railway Co.	14,500	2,370,077	(a)
Trading Companies & Distributors — 1.8%
ITOCHU Corp.	99,200	1,410,509	(a)
Mitsubishi Corp.	103,300	2,237,183	(a)
Mitsui & Co., Ltd.	101,800	1,478,459	(a)
Sojitz Corp.	42,461	106,653	(a)
Wolseley PLC	20,323	1,278,291	(a)
Total Trading Companies & Distributors		6,511,095
Transportation Infrastructure — 0.8%
Aena SA	9,423	1,490,860	(a)
Flughafen Zuerich AG, Registered Shares	7,054	1,503,805	(a)
Total Transportation Infrastructure		2,994,665
Total Industrials		50,436,945
Information Technology — 4.5%
Electronic Equipment, Instruments & Components — 0.4%
Hitachi Ltd.	248,000	1,347,145	(a)
Internet Software & Services — 0.3%
Auto Trader Group PLC	197,255	969,555	(a)
IT Services — 0.8%
Atos SE	13,326	1,647,556	(a)
Computershare Ltd.	99,307	1,062,644	(a)
Total IT Services		2,710,200
Semiconductors & Semiconductor Equipment — 0.3%
Tokyo Electron Ltd.	8,800	963,548	(a)
Software — 1.3%
Check Point Software Technologies Ltd.	15,421	1,583,120	*
Constellation Software Inc.	4,005	1,968,092
SAP SE	11,826	1,160,418	(a)
Total Software		4,711,630
Technology Hardware, Storage & Peripherals — 1.4%
Foxconn Technology Co., Ltd.	298,960	910,970	(a)
FUJIFILM Holdings Corp.	36,700	1,437,080	(a)
Logitech International SA, Registered Shares	55,755	1,773,797	(a)

See Notes to Financial Statements.

10	QS International Equity Fund 2017 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Technology Hardware, Storage & Peripherals — continued
Quanta Computer Inc.	436,000	$886,232	(a)
Total Technology Hardware, Storage & Peripherals		5,008,079
Total Information Technology		15,710,157
Materials — 5.2%
Chemicals — 1.4%
BASF SE	10,925	1,082,963	(a)
Covestro AG	32,208	2,480,370	(a)
Sika AG	230	1,380,266	(a)
Total Chemicals		4,943,599
Metals & Mining — 3.3%
Anglo American PLC	133,439	2,022,677	*(a)
BHP Billiton Ltd.	49,675	906,848	(a)
BHP Billiton PLC	55,567	861,832	(a)
Boliden AB	39,584	1,180,847	(a)
Newcrest Mining Ltd.	60,874	1,046,263	(a)
Norsk Hydro ASA	201,000	1,168,267	(a)
Rio Tinto PLC	76,760	3,089,763	(a)
South32 Ltd.	549,438	1,157,241	(a)
Total Metals & Mining		11,433,738
Paper & Forest Products — 0.5%
UPM-Kymmene OYJ	79,595	1,873,079	(a)
Total Materials		18,250,416
Real Estate — 4.5%
Equity Real Estate Investment Trusts (REITs) — 1.4%
British Land Co. PLC	134,645	1,029,882	(a)
Fonciere des Regions	12,185	1,016,742	(a)
Mirvac Group	795,574	1,330,945	(a)
Scentre Group	439,342	1,439,610	(a)
Total Equity Real Estate Investment Trusts (REITs)		4,817,179
Real Estate Management & Development — 3.1%
Cheung Kong Property Holdings Ltd.	207,016	1,397,622	(a)
Daito Trust Construction Co., Ltd.	8,000	1,100,145	(a)
Hongkong Land Holdings Ltd.	147,900	1,138,563	(a)
Kerry Properties Ltd.	332,000	1,150,250	(a)
LendLease Group	125,157	1,488,994	(a)
Sun Hung Kai Properties Ltd.	80,000	1,175,313	(a)

See Notes to Financial Statements.

QS International Equity Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS International Equity Fund

Security	Shares	Value
Real Estate Management & Development — continued
Swire Properties Ltd.	372,600	$1,193,660	(a)
Wheelock & Co., Ltd.	288,000	2,276,911	(a)
Total Real Estate Management & Development		10,921,458
Total Real Estate		15,738,637
Telecommunication Services — 5.6%
Diversified Telecommunication Services — 3.6%
Bezeq Israeli Telecommunication Corp., Ltd.	593,668	1,066,402	(a)
BT Group PLC	237,787	948,077	(a)
Deutsche Telekom AG, Registered Shares	165,892	2,906,791	(a)
KT Corp., ADR	60,912	1,025,149
Nippon Telegraph & Telephone Corp.	57,200	2,443,331	(a)
Telecom Italia SpA	1,281,836	1,152,787	*(a)
Telefonica SA	152,112	1,706,563	(a)
Telstra Corp., Ltd.	367,136	1,306,693	(a)
Total Diversified Telecommunication Services		12,555,793
Wireless Telecommunication Services — 2.0%
KDDI Corp.	79,300	2,083,602	(a)
NTT DoCoMo Inc.	90,800	2,116,155	(a)
SoftBank Group Corp.	28,000	1,983,124	(a)
Vodafone Group PLC	367,301	955,277	(a)
Total Wireless Telecommunication Services		7,138,158
Total Telecommunication Services		19,693,951
Utilities — 2.8%
Electric Utilities — 1.7%
Chubu Electric Power Co. Inc.	84,800	1,139,541	(a)
Endesa SA	55,140	1,295,873	(a)
Enel SpA	492,399	2,318,658	(a)
Tohoku Electric Power Co. Inc.	101,700	1,379,679	(a)
Total Electric Utilities		6,133,751
Gas Utilities — 0.3%
Osaka Gas Co., Ltd.	285,000	1,084,484	(a)
Independent Power and Renewable Electricity Producers — 0.3%
Uniper SE	66,290	1,115,807	*(a)
Multi-Utilities — 0.5%
AGL Energy Ltd.	85,642	1,725,362	(a)
Total Utilities		10,059,404
Total Common Stocks (Cost — $301,404,482)		344,705,144

See Notes to Financial Statements.

12	QS International Equity Fund 2017 Semi-Annual Report

QS International Equity Fund

Security		Shares	Value
Preferred Stocks — 0.3%
Consumer Discretionary — 0.3%
Auto Components — 0.3%
Schaeffler AG		57,425	$1,010,110	(a)
Total Investments before Short-Term Investments (Cost — $302,440,316)			345,715,254

	Rate
Short-Term Investments — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $3,178,996)	0.634%	3,178,996	3,178,996
Total Investments — 98.9% (Cost — $305,619,312#)			348,894,250
Other Assets in Excess of Liabilities — 1.1%			3,759,646
Total Net Assets — 100.0%			$352,653,896

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)

See Notes to Financial Statements.

QS International Equity Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2017

QS International Equity Fund

Summary of Investments by Country**
Japan	25.5%
United Kingdom	16.7
Switzerland	9.2
France	9.1
Germany	6.6
Australia	6.1
Spain	4.2
Netherlands	3.4
Canada	2.9
Hong Kong	2.4
Sweden	2.1
Italy	1.8
Israel	1.7
Denmark	1.4
South Korea	1.3
Belgium	1.2
Finland	0.9
Norway	0.6
India	0.6
Taiwan	0.5
United States	0.4
Austria	0.3
Malta	0.2
Short-Term Investments	0.9
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2017 and are subject to change.

See Notes to Financial Statements.

14	QS International Equity Fund 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2017

Assets:
Investments, at value (Cost — $305,619,312)	$348,894,250
Foreign currency, at value (Cost — $709,215)	709,168
Receivable for securities sold	1,028,412
Dividends and interest receivable	2,570,292
Receivable for Fund shares sold	1,091,931
Prepaid expenses	44,110
Total Assets	354,338,163

Liabilities:
Payable for Fund shares repurchased	1,145,254
Investment management fee payable	208,514
Accrued foreign capital gains tax	153,661
Service and/or distribution fees payable	32,477
Trustees’ fees payable	5,256
Accrued expenses	139,105
Total Liabilities	1,684,267
Total Net Assets	$352,653,896

Net Assets:
Par value (Note 7)	$233
Paid-in capital in excess of par value	609,310,493
Undistributed net investment income	356,908
Accumulated net realized loss on investments and foreign currency transactions	(300,106,738)
Net unrealized appreciation on investments and foreign currencies	43,093,000	†
Total Net Assets	$352,653,896

†	Net of accrued foreign capital gains tax of $153,661.

See Notes to Financial Statements.

QS International Equity Fund 2017 Semi-Annual Report	15

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2017

Net Assets:
Class A	$7,514,246
Class A2	$291,850
Class C	$37,683,506
Class FI	$5,943,343
Class R	$796,110
Class I	$21,281,373
Class IS	$279,143,468

Shares Outstanding:
Class A	512,170
Class A2	19,953
Class C	2,562,307
Class FI	390,196
Class R	52,349
Class I	1,398,650
Class IS	18,380,928

Net Asset Value:
Class A (and redemption price)	$14.67
Class A2 (and redemption price)	$14.63
Class C*	$14.71
Class FI (and redemption price)	$ 15.23
Class R (and redemption price)	$15.21
Class I (and redemption price)	$15.22
Class IS (and redemption price)	$15.19
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$15.56
Class A2 (based on maximum initial sales charge of 5.75%)	$15.52

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

16	QS International Equity Fund 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2017

Investment Income:
Dividends	$4,268,622
Interest	5,988
Less: Foreign taxes withheld	(380,866)
Total Investment Income	3,893,744

Expenses:
Investment management fee (Note 2)	1,295,748
Service and/or distribution fees (Notes 2 and 5)	210,796
Transfer agent fees (Note 5)	71,900
Custody fees	60,149
Registration fees	46,697
Fund accounting fees	22,117
Legal fees	21,896
Trustees’ fees	21,308
Audit and tax fees	20,087
Shareholder reports	19,321
Insurance	2,896
Fees recaptured by investment manager (Note 2)	2,422
Miscellaneous expenses	14,693
Total Expenses	1,810,030
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(70,764)
Net Expenses	1,739,266
Net Investment Income	2,154,478

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	3,981,811
Foreign currency transactions	(174,006)
Net Realized Gain	3,807,805
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	18,513,614	†
Foreign currencies	12,261
Change in Net Unrealized Appreciation (Depreciation)	18,525,875
Net Gain on Investments and Foreign Currency Transactions	22,333,680
Increase in Net Assets From Operations	$24,488,158

†	Net of change in accrued foreign capital gains tax of $83,872.

See Notes to Financial Statements.

QS International Equity Fund 2017 Semi-Annual Report	17

Statements of changes in net assets

For the Six Months Ended March 31, 2017 (unaudited) and the Year Ended September 30, 2016	2017	2016

Operations:
Net investment income	$2,154,478	$7,610,233
Net realized gain (loss)	3,807,805	(8,259,190)
Change in net unrealized appreciation (depreciation)	18,525,875	13,329,106
Increase in Net Assets From Operations	24,488,158	12,680,149

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(8,200,018)	(7,700,019)
Decrease in Net Assets From Distributions to Shareholders	(8,200,018)	(7,700,019)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	12,439,642	109,647,700
Reinvestment of distributions	7,875,708	7,403,043
Cost of shares repurchased	(48,590,069)	(94,506,337)
Increase (Decrease) in Net Assets From Fund Share Transactions	(28,274,719)	22,544,406
Increase (Decrease) in Net Assets	(11,986,579)	27,524,536

Net Assets:
Beginning of period	364,640,475	337,115,939
End of period*	$352,653,896	$364,640,475
*Includes undistributed net investment income of:	$356,908	$6,402,448

See Notes to Financial Statements.

18	QS International Equity Fund 2017 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2017[2]	2016	2015	2014[3]	2013[4]	2012[4,5]	2011[4,5]

Net asset value, beginning of period	$13.98	$13.69	$14.50	$14.49	$12.09	$10.92	$12.80

Income (loss) from operations:
Net investment income	0.06	0.24	0.27	0.27	0.22	0.23	0.25
Net realized and unrealized gain (loss)	0.94	0.33	(0.81)	(0.26)	2.30	1.21	(1.86)
Total income (loss) from operations	1.00	0.57	(0.54)	0.01	2.52	1.44	(1.61)

Less distributions from:
Net investment income	(0.31)	(0.28)	(0.27)	—	(0.12)	(0.27)	(0.27)
Total distributions	(0.31)	(0.28)	(0.27)	—	(0.12)	(0.27)	(0.27)

Net asset value, end of period	$14.67	$13.98	$13.69	$14.50	$14.49	$12.09	$10.92
Total return[6]	7.29%	4.09%	(3.72)%	0.07%	20.89%	13.23%	(12.54)%

Net assets, end of period (000s)	$7,514	$7,442	$8,391	$5,819	$6,078	$5,142	$5,753

Ratios to average net assets:
Gross expenses	1.25%[7]	1.28%[8]	1.28%[8]	1.38%[7,8]	1.37%[8]	1.42%	1.34%[8]
Net expenses[9]	1.23 [7,10]	1.28 [8,10]	1.28 [8,10]	1.35 [7,8,10]	1.35 [8,10]	1.35 [10]	1.34 [8]
Net investment income	0.91 [7]	1.76	1.87	2.45 [7]	1.66	1.98	2.00

Portfolio turnover rate	22%	71%	54%	44%	55%	67%	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 30, 2012.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.35%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS International Equity Fund 2017 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A2 Shares[1]	2017[2]	2016[3]

Net asset value, beginning of period	$13.98	$13.60

Income from operations:
Net investment income	0.13	0.09
Net realized and unrealized gain	0.88	0.29
Total income from operations	1.01	0.38

Less distributions from:
Net investment income	(0.36)	—
Total distributions	(0.36)	—

Net asset value, end of period	$14.63	$13.98
Total return[4]	7.43%	2.79%

Net assets, end of period (000s)	$292	$123

Ratios to average net assets:
Gross expenses[5]	1.15%	1.13%
Net expenses[5,6]	1.13 [7]	1.13
Net investment income[5]	1.83	2.06

Portfolio turnover rate	22%	71%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period May 31, 2016 (inception date) to September 30, 2016.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended September 30, 2016.

See Notes to Financial Statements.

20	QS International Equity Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2017[2]	2016	2015	2014[3]	2013[4]	2012[4,5]	2011[4,5]

Net asset value, beginning of period	$13.94	$13.61	$14.43	$14.50	$12.12	$10.93	$12.82

Income (loss) from operations:
Net investment income	0.01	0.14	0.15	0.19	0.13	0.15	0.17
Net realized and unrealized gain (loss)	0.94	0.32	(0.79)	(0.26)	2.28	1.22	(1.87)
Total income (loss) from operations	0.95	0.46	(0.64)	(0.07)	2.41	1.37	(1.70)

Less distributions from:
Net investment income	(0.18)	(0.13)	(0.18)	—	(0.03)	(0.18)	(0.19)
Total distributions	(0.18)	(0.13)	(0.18)	—	(0.03)	(0.18)	(0.19)

Net asset value, end of period	$14.71	$13.94	$13.61	$14.43	$14.50	$12.12	$10.93
Total return[6]	6.89%	3.36%	(4.50)%	(0.48)%	19.94%	12.52%	(13.22)%

Net assets, end of period (000s)	$37,684	$40,766	$47,999	$60,174	$68,862	$72,504	$84,442

Ratios to average net assets:
Gross expenses	2.12%[7,8]	2.11%[8]	2.11%[8]	2.17%[7]	2.07%	2.08%	2.05%[8]
Net expenses[9]	2.05 [7,8,10]	2.05 [8,10]	2.09 [8,10]	2.10 [7,10]	2.07	2.08	2.05 [8]
Net investment income	0.17 [7]	1.03	1.03	1.73 [7]	0.96	1.28	1.35

Portfolio turnover rate	22%	71%	54%	44%	55%	67%	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 30, 2012.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.10%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS International Equity Fund 2017 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2017[2]	2016	2015	2014[3]	2013[4]	2012[4,5]	2011[4,5]

Net asset value, beginning of period	$14.50	$14.16	$15.00	$14.99	$12.50	$11.28	$13.21

Income (loss) from operations:
Net investment income	0.07	0.24	0.28	0.28	0.24	0.24	0.27
Net realized and unrealized gain (loss)	0.96	0.34	(0.85)	(0.27)	2.36	1.25	(1.92)
Total income (loss) from operations	1.03	0.58	(0.57)	0.01	2.60	1.49	(1.65)

Less distributions from:
Net investment income	(0.30)	(0.24)	(0.27)	—	(0.11)	(0.27)	(0.28)
Total distributions	(0.30)	(0.24)	(0.27)	—	(0.11)	(0.27)	(0.28)

Net asset value, end of period	$15.23	$14.50	$14.16	$15.00	$14.99	$12.50	$11.28
Total return[6]	7.30%	4.06%	(3.78)%	0.07%	20.86%	13.26%	(12.49)%

Net assets, end of period (000s)	$5,943	$6,542	$7,804	$9,225	$9,551	$9,420	$9,514

Ratios to average net assets:
Gross expenses	1.31%[7,8]	1.31%[8]	1.36%[8]	1.43%[7]	1.41%[8]	1.47%[8]	1.34%
Net expenses[9,10]	1.28 [7,8]	1.29 [8]	1.34 [8]	1.35 [7]	1.35 [8]	1.35 [8]	1.31
Net investment income	1.03 [7]	1.72	1.82	2.48 [7]	1.75	1.99	2.08

Portfolio turnover rate	22%	71%	54%	44%	55%	67%	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 30, 2012.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.35%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	QS International Equity Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30:
Class R Shares[1]	2017[2]	2016	2015	2014[3]	2013[4]	2012[4,5]	2011[4,5]

Net asset value, beginning of period	$14.47	$14.17	$14.96	$14.98	$12.50	$11.28	$13.22

Income (loss) from operations:
Net investment income	0.07	0.22	0.28	0.30	0.20	0.21	0.27
Net realized and unrealized gain (loss)	0.95	0.32	(0.88)	(0.32)	2.36	1.26	(1.97)
Total income (loss) from operations	1.02	0.54	(0.60)	(0.02)	2.56	1.47	(1.70)

Less distributions from:
Net investment income	(0.28)	(0.24)	(0.19)	—	(0.08)	(0.25)	(0.24)
Total distributions	(0.28)	(0.24)	(0.19)	—	(0.08)	(0.25)	(0.24)

Net asset value, end of period	$15.21	$14.47	$14.17	$14.96	$14.98	$12.50	$11.28
Total return[6]	7.18%	3.83%	(4.03)%	(0.13)%	20.55%	13.06%	(12.81)%

Net assets, end of period (000s)	$796	$539	$475	$285	$547	$311	$267

Ratios to average net assets:
Gross expenses	1.60%[7]	1.68%[8]	1.62%[8]	1.86%[7,8]	1.82%	1.72%[8]	1.94%[8]
Net expenses[9,10]	1.55 [7]	1.55 [8]	1.59 [8]	1.60 [7,8]	1.60	1.58 [8]	1.58 [8]
Net investment income	0.96 [7]	1.58	1.84	2.62 [7]	1.49	1.73	2.02

Portfolio turnover rate	22%	71%	54%	44%	55%	67%	58%
[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 30, 2012.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.60%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS International Equity Fund 2017 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2017[2]	2016	2015	2014[3]	2013[4]	2012[4,5]	2011[4,5]

Net asset value, beginning of period	$14.52	$14.18	$15.00	$14.97	$12.48	$11.26	$13.19

Income (loss) from operations:
Net investment income	0.09	0.31	0.34	0.32	0.28	0.30	0.30
Net realized and unrealized gain (loss)	0.96	0.33	(0.85)	(0.27)	2.38	1.23	(1.92)
Total income (loss) from operations	1.05	0.64	(0.51)	0.05	2.66	1.53	(1.62)

Less distributions from:
Net investment income	(0.35)	(0.30)	(0.31)	(0.02)	(0.17)	(0.31)	(0.31)
Total distributions	(0.35)	(0.30)	(0.31)	(0.02)	(0.17)	(0.31)	(0.31)

Net asset value, end of period	$15.22	$14.52	$14.18	$15.00	$14.97	$12.48	$11.26
Total return[6]	7.45%	4.54%	(3.47)%	0.32%	21.25%	13.70%	(12.22)%

Net assets, end of period (000s)	$21,281	$22,455	$20,100	$19,812	$21,575	$20,448	$48,464

Ratios to average net assets:
Gross expenses	1.02%[7]	0.97%	0.96%	1.03%[7]	0.98%	1.00%	0.98%
Net expenses[8]	0.95 [7,9]	0.95 [9]	0.96	1.03 [7]	0.98	1.00	0.98
Net investment income	1.31 [7]	2.19	2.22	2.84 [7]	2.07	2.55	2.30

Portfolio turnover rate	22%	71%	54%	44%	55%	67%	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 30, 2012.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.10%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	QS International Equity Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2017[2]	2016	2015	2014[3]	2013[4]	2012[4,5]	2011[4,5]

Net asset value, beginning of period	$14.50	$14.16	$14.98	$14.94	$12.46	$11.25	$13.18

Income (loss) from operations:
Net investment income	0.10	0.31	0.34	0.33	0.27	0.28	0.32
Net realized and unrealized gain (loss)	0.96	0.34	(0.84)	(0.26)	2.39	1.26	(1.93)
Total income (loss) from operations	1.06	0.65	(0.50)	0.07	2.66	1.54	(1.61)

Less distributions from:
Net investment income	(0.37)	(0.31)	(0.32)	(0.03)	(0.18)	(0.33)	(0.32)
Total distributions	(0.37)	(0.31)	(0.32)	(0.03)	(0.18)	(0.33)	(0.32)

Net asset value, end of period	$15.19	$14.50	$14.16	$14.98	$14.94	$12.46	$11.25
Total return[6]	7.50%	4.63%	(3.37)%	0.44%	21.41%	13.68%	(12.14)%

Net assets, end of period (000s)	$279,143	$286,773	$252,346	$301,625	$247,116	$159,208	$141,815

Ratios to average net assets:
Gross expenses	0.88%[7,8]	0.87%	0.86%	0.91%[7,8]	0.89%[8]	0.93%	0.89%
Net expenses[9]	0.85 [7,8,10]	0.85 [10]	0.86 [10]	0.91 [7,8]	0.88 [8,10]	0.93 [10]	0.89
Net investment income	1.41 [7]	2.23	2.24	2.89 [7]	1.99	2.35	2.47

Portfolio turnover rate	22%	71%	54%	44%	55%	67%	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 30, 2012.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS International Equity Fund 2017 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

26	QS International Equity Fund 2017 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

QS International Equity Fund 2017 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$3,617,919	$40,216,413	—	$43,834,332
Consumer staples	2,018,777	36,569,062	—	38,587,839
Energy	—	19,497,565	—	19,497,565
Financials	2,391,274	71,617,200	—	74,008,474
Health care	4,705,533	34,181,891	—	38,887,424
Industrials	—	50,436,945	—	50,436,945
Information technology	3,551,212	12,158,945	—	15,710,157
Materials	—	18,250,416	—	18,250,416
Real estate	—	15,738,637	—	15,738,637
Telecommunication services	1,025,149	18,668,802	—	19,693,951
Utilities	—	10,059,404	—	10,059,404
Preferred stocks	—	1,010,110	—	1,010,110
Total long-term investments	$17,309,864	$328,405,390	—	$345,715,254
Short-term investments†	3,178,996	—	—	3,178,996
Total investments	$20,488,860	$328,405,390	—	$348,894,250

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended March 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2017, securities valued at $328,405,390 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

28	QS International Equity Fund 2017 Semi-Annual Report

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

QS International Equity Fund 2017 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of March 31, 2017, there was $153,661 of capital gains tax liabilities accrued on unrealized gains.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors monthly an aggregate fee equal to 66 2/3% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

30	QS International Equity Fund 2017 Semi-Annual Report

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.30%, 1.50%, 2.05%, 1.30%, 1.55%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended March 31, 2017, fees waived and/or expenses reimbursed amounted to $70,764.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2017, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Expires September 30, 2017	—	—	$3,216	$5,079	$895	—	—
Expires September 30, 2018	—	—	9,525	1,251	110	—	$15,742
Expires September 30, 2019	—	—	24,355	1,314	675	$4,947	70,824
Expires September 30, 2020	$857	$23	16,335	1,348	162	7,049	44,990
Total fee waivers/expense reimbursements subject to recapture	$857	$23	$53,431	$8,992	$1,842	$11,996	$131,556

For the six months ended March 31, 2017, LMPFA recaptured $2,056, $329 and $37 for Class C, FI and IS shares, respectively.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

QS International Equity Fund 2017 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2017, LMIS and its affiliates retained sales charges of $137 and $494 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended March 31, 2017, CDSCs paid to LMIS and its affiliates were:

Class C
CDSCs	$125

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2017, Legg Mason and its affiliates owned 79% of the Fund.

3. Investments

During the six months ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$73,655,413
Sales	109,100,419

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$54,288,932
Gross unrealized depreciation	(11,013,994)
Net unrealized appreciation	$43,274,938

4. Derivative instruments and hedging activities

During the six months ended March 31, 2017, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

32	QS International Equity Fund 2017 Semi-Annual Report

For the six months ended March 31, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$8,947		$4,336
Class A2	214		7
Class C	191,827	*	46,320
Class FI	8,223	*	5,798
Class R	1,585		677
Class I	—		13,977
Class IS	—		785
Total	$210,796		$71,900

*	Amounts shown are exclusive of expense reimbursements. For the six months ended March 31, 2017, the service and/or distribution fees reimbursed amounted to $2,696 and $419 for Class C shares and Class FI shares, respectively.

For the six months ended March 31, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$857
Class A2	23
Class C	16,335
Class FI	1,348
Class R	162
Class I	7,049
Class IS	44,990
Total	$70,764

6. Distributions to shareholders by class

	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Net Investment Income:
Class A	$160,770	$178,205
Class A2	3,755	—	[1]
Class C	497,333	436,608
Class FI	138,341	123,973
Class R	11,766	8,821
Class I	508,067	434,860
Class IS	6,879,986	6,517,552
Total	$8,200,018	$7,700,019

[1]	For the period May 31, 2016 (inception date) to September 30, 2016.

7. Shares of beneficial interest

At March 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

QS International Equity Fund 2017 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares		Amount
Class A
Shares sold	109,020	$1,564,727	242,415		$3,232,875
Shares issued on reinvestment	11,713	159,409	12,474		172,513
Shares repurchased	(140,871)	(1,994,281)	(335,373)		(4,419,174)
Net decrease	(20,138)	$(270,145)	(80,484)		$(1,013,786)

Class A2
Shares sold	15,403	$218,042	8,791	[1]	$120,000	[1]
Shares issued on reinvestment	276	3,738	—	[1]	—	[1]
Shares repurchased	(4,517)	(64,194)	—	[1]	—	[1]
Net increase	11,162	$157,586	8,791	[1]	$120,000	[1]

Class C
Shares sold	18,630	$258,932	61,960		$847,385
Shares issued on reinvestment	35,717	488,612	30,963		429,458
Shares repurchased	(416,359)	(5,811,098)	(696,497)		(9,351,977)
Net decrease	(362,012)	$(5,063,554)	(603,574)		$(8,075,134)

Class FI
Shares sold	20,051	$287,790	47,135		$663,794
Shares issued on reinvestment	9,423	133,143	8,331		119,549
Shares repurchased	(90,350)	(1,357,322)	(155,352)		(2,189,503)
Net decrease	(60,876)	$(936,389)	(99,886)		$(1,406,160)

Class R
Shares sold	15,474	$223,029	7,344		$106,113
Shares issued on reinvestment	833	11,766	615		8,821
Shares repurchased	(1,222)	(17,685)	(4,245)		(60,987)
Net increase	15,085	$217,110	3,714		$53,947

Class I
Shares sold	171,819	$2,496,632	533,285		$7,509,056
Shares issued on reinvestment	14,107	199,054	10,834		155,150
Shares repurchased	(334,177)	(4,811,438)	(414,523)		(5,824,892)
Net increase (decrease)	(148,251)	$(2,115,752)	129,596		$1,839,314

Class IS
Shares sold	526,381	$7,390,490	6,680,245		$97,168,477
Shares issued on reinvestment	488,983	6,879,986	456,092		6,517,552
Shares repurchased	(2,417,480)	(34,534,051)	(5,172,197)		(72,659,804)
Net increase (decrease)	(1,402,116)	$(20,263,575)	1,964,140		$31,026,225

[1]	For the period May 31, 2016 (inception date) to September 30, 2016.

34	QS International Equity Fund 2017 Semi-Annual Report

8. Capital loss carryforward

As of September 30, 2016, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
9/30/2017	$(101,957,427)
9/30/2018	(187,642,091)
9/30/2019	(3,118,831)
$(292,718,349)

These amounts will be available to offset any future taxable capital gains and will be utilized based on the order of their expiration date, except that under applicable tax rules, deferred capital losses of $9,513,952, which have no expiration date, must be used first to offset any such gains.

9. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

QS International Equity Fund 2017 Semi-Annual Report	35

Board approval of management and subadvisory agreements (unaudited)

At its November 2016 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreements (the “Subadvisory Agreements”) between the Manager and QS Investors, LLC (“QS”) and between the Manager and Western Asset Management Company (“Western Asset”) pursuant to which Western Asset provides day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under such Subadvisory Agreement. (The Management and Subadvisory Agreements are collectively referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 13, 2016, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Board, including the Independent Trustees, at its November 2016 meeting, reviewed and evaluated the supplemental materials provided to assist the Board in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 2, 2016.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that although no assets were currently being allocated to Western Asset, the Manager recommended that the Subadvisory Agreement with Western Asset be continued to permit allocation of assets to Western Asset at such time as the Manager determined to be appropriate. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund and its shareholders to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and QS and available to be provided by Western Asset, under the Management and Subadvisory Agreements, as applicable. The Board also considered the Manager’s supervisory activities over QS and Western Asset. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, the Manager’s role in coordinating the activities of QS, Western Asset and the Fund’s other service providers and the services rendered by QS. The Board’s evaluation of the services

36	QS International Equity Fund

provided by the Manager and QS took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager, QS and Western Asset, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager, QS and Western Asset and the oversight provided by the Manager. The Board also considered QS’s brokerage policies and practices, the standards applied in seeking best execution and the existence of quality controls applicable to brokerage allocation procedures. The Board noted that QS does not use soft dollars.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. In addition, the trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the Fund’s performance for Class IS Shares was above median for the one-, three- and five-year periods ended June 30, 2016 (third, first and second quintiles, respectively) (the first quintile being the best performers and the fifth quintile being the worst performers). The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and QS, respectively. The Board reviewed the subadvisory fees, noting that the Manager, and not the Fund, pays the fee to QS and would pay the fee to Western Asset. In addition, the Board reviewed and considered the actual management fee (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and QS charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the

QS International Equity Fund	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including QS and Western Asset. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out the range of fees based on asset classes. In addition, the Manager provided and discussed with the Board a comparison with the fees of other registered investment companies managed in the same asset class, including any subadvisory relationships with unaffiliated registered investment companies.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, the Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that the Contractual Management Fee and Actual Management Fee were lower than median (first and second quintiles, respectively), and that the actual total expense ratio for the Class IS Shares was the same as the Broadridge expense group median, lower than the expense group average and lower than the Broadridge expense universe median. The Board also noted that the Manager had agreed to decrease the expense caps on the Fund under which it waives fees and reimburses expenses to the extent necessary to maintain specified expense levels effective August 3, 2015 through December 31, 2018, unless the Board consents to an earlier termination. The Board also reviewed the expense ratios for each class of shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2016 and 2015, which corresponds to Legg Mason’s fiscal year end. The Board also reviewed certain information showing historical profitability for fiscal years 2012 through 2016. The Board also received a report by an independent consultant regarding its assessment of the methodologies used by Legg Mason for its profitability study. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2012 through 2016 fiscal years. Given the asset size of the Fund and the complex as well as the waivers, the Board concluded that although there were no current

38	QS International Equity Fund

breakpoints, any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

QS International Equity Fund	39

QS

International Equity Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

State Street Bank & Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS International Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS International Equity Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS International Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012837 5/17 SR17-3053

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2017